SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 403,892
Gain (loss) on extinguishment of debt, net	133,071	$ (871,032)
Change in fair value included in statements of operations	(13,709)	(212,450)
Ending balance		403,892
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	403,892	133,886
Initial fair value of embedded conversion option derivative liability recorded as debt discount		222,500
Initial fair value of embedded conversion option derivative liability recorded as derivative expense		333,596
Gain (loss) on extinguishment of debt, net	(390,183)	(73,640)
Change in fair value included in statements of operations	(13,709)	(212,450)
Ending balance		$ 403,892